Income and mining taxes (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 573,971	$ 531,338
Description of expiry date of deductible temporary differences, unused tax losses and unused tax credits	The Canadian non-capital losses were incurred between 2006 and 2020 and expire between 2026 and 2040. Hudbay incurred United States net operating losses between 2004 and 2020 which have a twenty year carry forward period. Peruvian net operating losses were incurred in 2020 which have a four year carry forward period.
Mining tax effect of temporary differences recognized [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 7,544	$ 5,361